Related party transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

11.	Related party transactions:

For the quarter ended June 30, 2025, the Company has the following related party transactions:

	Six Months ended June 30, 2025	Six Months ended June 30, 2024	Three Months ended June 30, 2025	Three Months ended June 30, 2024

Directors fees	$5,051	$5,516	$1,556	$3,513
Salaries, wages, consultants and benefits	518,036	333,125	398,201	162,245
Selling and marketing	177,615	31,698	143,391	16,318
Stock-based compensation (Note 9)	34,333	64,383	17,381	40,460
Software technology development (Note 7)	258,015	121,206	182,182	61,058
Closing balance for the period	$993,050	$555,928	$742,711	$283,594

The Company has liabilities of $90,997 (December 31, 2024 - $66,181) as at June 30, 2025, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the period ended June 30, 2024, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) to current directors and officers of the Company.

The related party transactions are in the normal course of operations, including bonuses, and were measured at the currency exchange amount, which is the amount of consideration established and agreed to by the related parties.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2025 and 2024

(Unaudited)